Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Revenues, Based on the Customer’s Location

The Company provides services to customers worldwide, with the majority of revenues being derived from contracts with customers located within the United States. The table below presents the breakdown of the Company’s revenues, based on the customer’s location (in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Customer locations
United States	1,701	1,842	3,525	3,723
Rest of the world	93	192	148	264
Total revenue	1,794	2,034	3,673	3,987

The Company provides services to customers worldwide, with the majority of revenues being derived from contracts with customers located within the United States. The table below presents the breakdown of the Company’s revenues, based on the customer’s location (in thousands).

	Year Ended December 31,
	2025	2024
Customer locations
United States	7,342	8,544
Rest of the world	372	267
Total revenue	7,714	8,811

Schedule of Revenues, Based on the Customer’s Service Type

The table below presents the breakdown of the Company’s revenues, based on the customer’s service type (in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Service type
AI Solutions (Products and Services) *	1,784	1,913	3,656	3,866
AI Education service	10	121	17	121
Total revenue	1,794	2,034	3,673	3,987

*	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.

The table below presents the breakdown of the Company’s revenues, based on the customer’s service type (in thousands).

	Year Ended December 31,
	2025	2024
Service type
AI Solutions (Products and Services)*	7,581	8,811
AI Education Services	133	-
Total revenue	7,714	8,811

*	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.

Schedule of Contract Assets, Deferred Revenue and Unbilled Revenue

The opening and closing balances of contract assets, deferred revenue and unbilled revenue are as follows (in thousands):

	Contract Assets	Deferred revenue	Unbilled Revenue
Ending balance as of December 31, 2024	27	54	113
Increase/(decrease), net	(5)	(54)	(97)
Ending balance as of December 31, 2025	22	-	16
Increase/(decrease), net	(1)	-	-
Ending balance as of June 30, 2026	21	-	16

The opening and closing balances of contract assets, deferred revenue and unbilled revenue are as follows (in thousands):

	Contract Assets	Deferred revenue	Unbilled Revenue
Ending balance as of December 31, 2023	$22	$21	$80
Increase/(decrease), net	5	33	33
Ending balance as of December 31, 2024	27	54	113
Increase/(decrease), net	(5)	(54)	(97)
Ending balance as of December 31, 2025	$22	-	$16